Operating context (Tables)	12 Months Ended
Dec. 31, 2021
Operating Context
Schedule of impacts on the financial statements

The tables below summarize the adjustments made to these financial statements, as well as the details on each of these items and additional disclosures:

		December 31, 2021
Renegotiation of lease agreements – IFRS 16	(a)	27,701
Provision for post-employment benefits	(b)	41,524

(a)	The Company signed renegotiations of its operating aircraft and engine lease agreements, with no purchase option, including postponement and deferral of payments, postponement of due dates and changes to the amounts due, which led to an increase in the rights of use in PP&E and lease liabilities of R$776,867 and R$749,166, respectively, resulting in a gain of R$27,701.

(b)	Given the abrupt changes in the macroeconomic scenario, the Company updated the actuarial studies that establish obligations from post-employment benefits, and - mainly due to the higher long-term interest rate and loss of plan experience - the balance related to such obligations was reduced by R$41,524 in Other comprehensive income (expense). For further details, see Note 23.

Schedule of ownership structure

The Company’s equity interest in the capital of its subsidiaries, on December 31, 2021, is shown below:

Entity	Date of incorporation	Location	Principal activity	Type of control	% of interest in the capital stock in the capital stock
					2021	2020
GAC	March 23, 2006	Cayman Islands	Aircraft acquisition	Direct	100.00	100.00
Gol Finance Inc.	March 16, 2006	Cayman Islands	Fundraising	Direct	100.00	100.00
Gol Finance	June 21, 2013	Luxembourg	Fundraising	Direct	100.00	100.00
GLA	April 9, 2007	Brazil	Flight transportation	Direct	100.00	100.00
GTX	February 8, 2021	Brazil	Equity investments	Direct	100.00	-
Smiles Fidelidade (c)	August 1, 2011	Brazil	Loyalty program	(c)	-	52.60
Smiles Viagens	August 10, 2017	Brazil	Tourism agency	Indirect	100.00	52.60
Smiles Fidelidade Argentina (a)	November 7, 2018	Argentina	Loyalty program	Indirect	100.00	52.60
Smiles Viajes y Turismo (a)	November 20, 2018	Argentina	Tourism agency	Indirect	100.00	52.60
AirFim	November 7, 2003	Brazil	Investment fund	Indirect	100.00	100.00
Fundo Sorriso	July 14, 2014	Brazil	Investment fund	Indirect	100.00	52.60
Companies in Shareholding:
SCP Trip (b)	April 27, 2012	Brazil	On-board magazine	-	-	60.00

(a)	Companies with functional currency in Argentine pesos (ARS).
(b)	GLA discontinued the investment held in SCP Trip in February 2021.
(c)	In May 2021, GOL transferred direct control (52.60% of the capital) of Smiles Fidelidade to its GLA subsidiary. In June 2021, the Company completes the corporate transaction for the acquisition of non-controlling shareholders. On September 1st 2021, Smiles Fidelidade was merged into GLA, see Note 1.4